UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2003

Check here if Amendment [   ]; Amendment Number:  _____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

              --------------------------------------------


Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------

Title:        Chief Financial Officer
              --------------------------------------------

Phone:        212-521-2418
              --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Leo Kirby            New York, N.Y.       September 19, 2003
---------------------  --------------------  --------------------
     [Signature]           [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
                                               ------------------

Form 13F Information Table Entry Total:               27
                                               ------------------

Form 13F Information Table Entry Value:             222,153
                                               ------------------
                                                  (thousands)


List of Other Included Managers:  None


                COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4             COLUMN 5        COLUMN 6    COLUMN 7

                                                                   VALUE       SHRS OR    SH/    PUT/  INVESTMENT  OTHER
NAME OF ISSUER                        TITLE OF CLASS   CUSIP      (x1000)      PRN AMT    PRN    CALL  DISCRETION  MANAGERS
--------------                        --------------   -----      -------      -------    ---    ----  ----------  --------

Autoimmune                               COM           052776101        18      26,100     SH          SOLE
Aclara Biosciences                       COM           00461P106        46      23,199     SH          SOLE
Amylin Pharmaceuticals                   COM           032346108    23,954   1,478,623     SH          SOLE
Alexion Pharmaceuticals                  COM           015351109     2,063     169,663     SH          SOLE
Alkermes                                 COM           01642T108       726      80,095     SH          SOLE
Arena Pharmaceuticals                    COM           040047102       268      40,800     SH          SOLE
Exelixis                                 COM           30161Q104       645      97,009     SH          SOLE
Gilead Sciences                          COM           375558103     1,884      44,876     SH          SOLE
Human Genome Sciences                    COM           444903108     1,796     210,000     SH          SOLE
Incyte                                   COM           45337C102     4,999   1,671,870     SH          SOLE
Intrabiotics Pharmaceuticals             COM           46116T506       135     644,290     SH          SOLE
Kosan Biosciences                        COM           50064W107       361      80,844     SH          SOLE
Neurocrine Biosciences                   COM           64125C109     1,754      42,100     SH          SOLE
Neurogen                                 COM           64124E106     2,486     683,100     SH          SOLE
Pharmacyclics                            COM           716933106        75      22,300     SH          SOLE
Praecis Pharmaceuticals                  COM           739421105       200      50,100     SH          SOLE
Regeneron Pharmaceutical                 COM           75886F107    13,879   1,845,549     SH          SOLE
Symyx Technologies                       COM           87155S108       494      32,923     SH          SOLE
Tanox                                    COM           87588Q109     1,075      83,039     SH          SOLE
Third Wave Technologies                  COM           88428W108       106      32,357     SH          SOLE
Trimeris                                 COM           896263100   136,422   3,316,052     SH          SOLE
Tularik                                  COM           899165104       760     150,502     SH          SOLE
Ventiv Health                            COM           922793104        64      27,300     SH          SOLE
Incyte Notes 5.5% 3/01/2007              CONV BONDS    45337CAC6     3,444   5,000,000     PRN         SOLE
Alkermes Conv Notes 6.52% 12/31/09       CONV BONDS    01642TAC2     7,634   5,572,000     PRN         SOLE
Aviron Conv Notes                        CONV BONDS    053762AD2     2,070   2,000,000     PRN         SOLE
Regeneron Pharmaceuticals
Conv Notes 5.5% 10/17/08 (144A)          CONV BONDS    75886FAB3    14,795  21,060,000     PRN         SOLE
                                                                   -------
                                                                   222,153
                                                                   =======

                                                                COLUMN 8
                                                            VOTING AUTHORITY

NAME OF ISSUER                                            SOLE      SHARED    NONE
--------------                                            ----      ------    ----

Autoimmune                                                26,100
Aclara Biosciences                                        23,199
Amylin Pharmaceuticals                                 1,478,623
Alexion Pharmaceuticals                                  169,663
Alkermes                                                  80,095
Arena Pharmaceuticals                                     40,800
Exelixis                                                  97,009
Gilead Sciences                                           44,876
Human Genome Sciences                                    210,000
Incyte                                                 1,671,870
Intrabiotics Pharmaceuticals                             644,290
Kosan Biosciences                                         80,844
Neurocrine Biosciences                                    42,100
Neurogen                                                 683,100
Pharmacyclics                                             22,300
Praecis Pharmaceuticals                                   50,100
Regeneron Pharmaceutical                               1,845,549
Symyx Technologies                                        32,923
Tanox                                                     83,039
Third Wave Technologies                                   32,357
Trimeris                                               3,316,052
Tularik                                                  150,502
Ventiv Health                                             27,300
Incyte Notes 5.5% 3/01/2007                            5,000,000
Alkermes Conv Notes 6.52% 12/31/09                     5,572,000
Aviron Conv Notes                                      2,000,000
Regeneron Pharmaceuticals
Conv Notes 5.5% 10/17/08 (144A)                       21,060,000